Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current Assets Cash And Cash Equivalents
Cash at bank	$ 6,228,229	$ 19,240,707	$ 24,979,845	$ 21,278,936	$ 15,516,112